Revenues - Additional Information (Detail) - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 3,287,101	$ 12,847,729	$ 42,296,101	$ 28,738,982
Other Current Assets [Member]
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net			0	33,846
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 0		3,966,720	2,209,749
Receivables, net, current			1,246,222	9,419,628
Revenue remaining performance obligation amount			$ 4,825,000	$ 1,866,321